Equity - Summary of Additional Paid In Capital (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Additional Paid In Capital [Line Items]
Share premium	$ 485,180	$ 485,180
Class A
Disclosure Of Additional Paid In Capital [Line Items]
Share premium	299,078	299,078
Class B
Disclosure Of Additional Paid In Capital [Line Items]
Share premium	$ 186,102	$ 186,102